Commitments and Contingencies - Additional Information - Presentation of Financial Statements (Details) $ in Thousands	9 Months Ended		15 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2017 newbuilding	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Net operating cash flow	$ 192,657	$ 274,160
Working capital deficit	539,000
Current portion of long-term debt	731,326				$ 586,892
Escrow deposit	27,470				92,265
Number of newbuildings | newbuilding				2
Petrojarl I FPSO Unit
Loss Contingencies [Line Items]
Escrow deposit	$ 24,300				$ 60,000
Scenario, Forecast
Loss Contingencies [Line Items]
Anticipated payments for vessels under construction			$ 509,000
Scenario, Forecast | Newbuildings
Loss Contingencies [Line Items]
Undrawn borrowings			$ 243,000